International operations (Tables)	12 Months Ended
Dec. 31, 2018
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2018
	Total assets at period end (a)	$74,982	(b)	$23,199	$1,483	$99,664	$263,209	$362,873
	Total revenue	4,252	(b)	1,103	684	6,039	10,353	16,392
	Income before income taxes	1,694		564	455	2,713	2,479	5,192
	Net income	1,345		448	361	2,154	2,100	4,254
2017
	Total assets at period end (a)	$88,490	(b)	$20,676	$1,737	$110,903	$260,855	$371,758
	Total revenue	3,982	(b)	997	610	5,589	9,954	15,543
	Income before income taxes	1,497		538	296	2,331	2,279	4,610
	Net income	1,186		426	234	1,846	2,268	4,114
2016
	Total assets at period end (a)	$73,303	(b)	$18,074	$1,350	$92,727	$240,742	$333,469
	Total revenue	3,744	(b)	922	549	5,215	10,022	15,237
	Income before income taxes	1,263		485	286	2,034	2,691	4,725
	Net income	1,013		389	229	1,631	1,917	3,548

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes assets of approximately $30.6 billion, $32.9 billion and $29.6 billion and revenue of approximately $2.6 billion, $2.4 billion and $2.2 billion in 2018, 2017 and 2016, respectively, of international operations domiciled in the UK, which is 8%, 9% and 9% of total assets and 16%, 15% and 14% of total revenue, respectively